Vessels, net/Assets held for sale, Net Book Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Book Value [Abstract]
Beginning balance	$ 343,408,466
Ending balance	229,536,996	$ 343,408,466
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	372,382,480	298,299,210
Acquisitions, improvements, and other vessel costs	418,520	71,715,105
Transfers from Advances for vessel acquisitions		2,368,165
Transfer to Assets held for sale	(45,205,666)
Vessel disposals	(65,528,981)
Ending balance	262,066,353	372,382,480
Accumulated Depreciation [Abstract]
Beginning balance	(28,974,014)	(12,419,560)
Transfer to Assets held for sale	7,376,974
Vessel disposals	8,970,086
Period depreciation	(19,902,403)	(16,554,454)
Ending balance	(32,529,357)	(28,974,014)
Net Book Value [Abstract]
Beginning balance	343,408,466	285,879,650
Transfer to Assets held for sale	(37,828,692)
Vessel disposals	(56,558,895)
Ending balance	$ 229,536,996	$ 343,408,466